Disclosures about oil and natural gas activities (unaudited) (Tables)	12 Months Ended
Dec. 31, 2016
Oil And Gas Exploration And Production Industries Disclosures Abstract
Summary of changes in quantities of proved oil and natural gas reserves

Our oil and natural gas reserves are attributable solely to properties within the United States. A summary of the changes in our quantities of proved oil and natural gas reserves for the three years ended December 31, 2016 are as follows:

	Oil (MBbls)	Natural gas (MMcf)	Natural gas liquids (MBbls)	Total (MBoe)
Proved developed and undeveloped reserves
As of January 1, 2014	92,813	302,922	15,175	158,475
Purchase of minerals in place	276	859	55	474
Sales of minerals in place	(8,539)	(79,579)	(1,959)	(23,761)
Extensions and discoveries	12,776	56,159	3,405	25,541
Revisions (1)	(3,356)	(11,957)	1,741	(3,608)
Improved recoveries	13,254	—	—	13,254
Production	(5,977)	(20,648)	(1,564)	(10,982)

Balance at December 31, 2014	101,247	247,756	16,853	159,393
Purchase of minerals in place	38	1,120	46	271
Sales of minerals in place	(2,225)	(3,656)	(117)	(2,951)
Extensions and discoveries	3,651	13,759	1,096	7,040
Revisions (1)	(19,840)	(61,973)	(4,257)	(34,426)
Improved recoveries (2)	36,414	—	—	36,414
Production	(5,519)	(18,788)	(1,550)	(10,200)

Balance at December 31, 2015	113,766	178,218	12,071	155,541
Extensions and discoveries	4,037	18,085	1,499	8,550
Revisions (1)	(16,312)	(44,965)	(57)	(23,864)
Production	(4,870)	(15,889)	(1,408)	(8,926)

Balance at December 31, 2016	96,621	135,449	12,105	131,301
Proved developed reserves:
January 1, 2014	56,360	196,920	11,484	100,664
December 31, 2014	54,862	158,265	11,787	93,027
December 31, 2015	40,300	132,323	9,169	71,524
December 31, 2016	28,590	108,800	9,352	56,076
Proved undeveloped reserves:
January 1, 2014	36,453	106,002	3,691	57,811
December 31, 2014	46,385	89,491	5,066	66,366
December 31, 2015	73,466	45,895	2,902	84,017
December 31, 2016	68,031	26,649	2,753	75,225

(1)	The downward revision in our reserves during 2016 was primarily due to removing proved undeveloped reserves that are not expected to be developed within the five-year time frame mandated by the SEC, revision in the base water flood decline curve at our North Burbank Unit, and the decline in SEC pricing. The downward revision in our reserves during 2015 was primarily due to the decline in SEC pricing which resulted in future extraction of certain reserves being uneconomic. The downward revision in our reserves during 2014 was primarily due to removing proved undeveloped reserves that were not expected to be developed within five-years and a decline in the estimated sales margin on natural gas.

(2)	Improved recoveries in 2015 resulted from the addition of reserves from remaining future phases of CO2 injection at our North Burbank EOR unit.

Standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves

The standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves are as follows:

	For the year ended December 31,
	2016	2015	2014
Future cash flows	$4,635,481	$6,327,363	$11,275,090
Future production costs	(1,998,001)	(2,670,692)	(3,605,107)
Future development and abandonment costs	(1,147,390)	(1,536,063)	(1,726,955)
Future income tax provisions	—	(89,999)	(1,487,121)

Net future cash flows	1,490,090	2,030,609	4,455,907
Less effect of 10% discount factor	(961,309)	(1,345,920)	(2,561,207)

Standardized measure of discounted future net cash flows	$528,781	$684,689	$1,894,700

Changes in standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves

The changes in the standardized measure of discounted future net cash flows relating to proved oil and natural gas reserves are as follows:

	For the year ended December 31,
	2016	2015	2014
Beginning of year	$684,689	$1,894,700	$1,743,772
Sale of oil and natural gas produced, net of production costs	(141,732)	(196,319)	(502,928)
Net changes in prices and production costs	(296,299)	(2,230,601)	116,977
Extensions and discoveries	79,990	101,384	286,500
Improved recoveries	—	524,436	148,673
Changes in future development costs	278,653	204,199	(91,027)
Development costs incurred during the period that reduced future development costs	63,894	80,103	316,490
Revisions of previous quantity estimates (1)	(223,218)	(495,794)	(40,481)
Purchases and sales of reserves in place, net	—	(47,079)	(278,825)
Accretion of discount	68,545	237,134	223,324
Net change in income taxes	21,139	605,766	(46,584)
Changes in production rates and other	(6,880)	6,760	18,809

End of year	$528,781	$684,689	$1,894,700

(1)	Amounts in 2016 are primarily the result of removing proved undeveloped reserves that are not expected to be developed within the five years, a revision in the base water flood decline curve at our North Burbank Unit and the decline in SEC pricing which resulted in future extraction of certain reserves being uneconomic. Amounts in 2015 are primarily the result of the decrease in SEC pricing, lower margins on existing reserves and a decrease in taxes as a result of the lower margins.

Prices used in determining future net revenues related to standardized measure calculation

The following prices for oil, natural gas, and natural gas liquids before field differentials were used in determining future net revenues related to the standardized measure calculation.

	2016	2015	2014
Oil (per Bbl)	$42.75	$50.28	$94.99
Natural gas (per Mcf)	$2.49	$2.58	$4.35
Natural gas liquids (per Bbl)	$13.47	$15.84	$36.10